Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment

10. Property, plant and equipment

			Office
			equipment,
	Land and	Plant and	vehicles
	buildings	machinery	and other	Total
	$'m	$'m	$'m	$'m
Cost
At January 1, 2018	1,094	4,142	71	5,307
Additions	15	539	37	591
Disposals	(16)	(190)	(11)	(217)
Impairment (Note 4)	—	(11)	—	(11)
Transfers	—	—	5	5
Exchange	(49)	(182)	(8)	(239)
At December 31, 2018	1,044	4,298	94	5,436
Depreciation
At January 1, 2018	(258)	(1,656)	(25)	(1,939)
Charge for the year	(37)	(388)	(24)	(449)
Disposals	10	187	9	206
Exchange	21	107	6	134
At December 31, 2018	(264)	(1,750)	(34)	(2,048)
Net book value
At December 31, 2018	780	2,548	60	3,388
Cost
At January 1, 2019, as reported	1,044	4,298	94	5,436
Impact of adoption of IFRS 16 on January 1, 2019 (Note 2)	193	78	19	290
At January 1, 2019	1,237	4,376	113	5,726
Additions	148	528	60	736
Disposals	(21)	(194)	(8)	(223)
Disposal of Food & Specialty	(337)	(1,443)	(39)	(1,819)
Impairment (Note 4)	—	(5)	—	(5)
Exchange	(9)	(26)	—	(35)
At December 31, 2019	1,018	3,236	126	4,380
Depreciation
At January 1, 2019	(264)	(1,750)	(34)	(2,048)
Charge for the year	(75)	(363)	(36)	(474)
Disposals	6	190	8	204
Disposal of Food & Specialty	55	530	21	606
Exchange	2	7	—	9
At December 31, 2019	(276)	(1,386)	(41)	(1,703)
Net book value
At December 31, 2019	742	1,850	85	2,677

Depreciation expense of $408 million (2018: $354 million; 2017: $340 million) has been charged in cost of sales and $11 million (2018: $8 million; 2017: $6 million) in sales, general and administration expenses in respect of the continuing operations of the Group. Depreciation expense of $53 million (2018: $86 million, 2017: $76 million) has been charged in cost of sales and $2 million (2018: $1 million. 2017: $1 million) in sales, general and administration expenses in respect of the discontinued operation of the Group.

Construction in progress at December 31, 2019 was $173 million (2018: $254 million).

Included in property, plant and equipment is an amount for land of $185 million (2018: $213 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2018: $nil).

Impairment

The Board has considered the carrying value of the Group’s property, plant and equipment and assessed the indicators of impairment as at December 31, 2019 in accordance with IAS 36. In the year ended December 31, 2019 an impairment charge of $5 million (2018: $11 million) has been recognized, which relates to the impairment of plant and machinery in Glass Packaging North America. In 2018, the Group recognized an impairment charge of $11 million, of which $4 million related to the impairment of plant and machinery in Glass Packaging North America, $1 million related to the impairment of plant and machinery in Metal Beverage Packaging Europe and $6 million related to the impairment of plant and machinery in the discontinued operation.

Right of Use assets – Net Book Value and depreciation

At December 31, 2019 the following right-of-use assets were included in property, plant and equipment:

Office
equipment,
	Land and	Plant and	vehicles
	buildings	machinery	and other	Total
Net book value	$'m	$'m	$'m	$'m
At December 31, 2019	178	71	66	315

The net carrying amount of the right-of use assets at December 31, 2019 is primarily the result of existing finance leases as at December 31, 2018 of $29 million, the impact of adoption of IFRS 16 on January 1, 2019 of $290 million, total additions to the right-of-use assets during the year ended December 31, 2019 of $169 million, offset by an amount of $74 million de-recognized on the disposal of Food & Specialty and a depreciation charge of $76 million (Land and buildings: $41 million, Plant and machinery: $21 million, Office equipment, vehicles and other: $14 million).

Operating lease commitments

The Group adopted IFRS 16 effective January 1, 2019, resulting in the majority of the Group’s operating leases being recognized on the consolidated statement of financial position. Please refer to Note 2 for more details.

During 2018 and 2017, the expense in respect of operating lease commitments was as follows:

	Year ended December 31,
	2018	2017
	$'m	$'m
Plant and machinery	22	21
Land and buildings	51	38
Office equipment and vehicles	17	9
	90	68

At December 31, 2018 and 2017, the Group had total commitments under non-cancellable operating leases which expire:

	At December 31,
	2018	2017
	$'m	$'m
Not later than one year	67	64
Later than one year and not later than five years	150	132
Later than five years	147	106
	364	302

Capital commitments

The following capital commitments in relation to property, plant and equipment were authorized by management, but have not been provided for in the consolidated financial statements:

	At December 31,
	2019	2018	2017
	$'m	$'m	$'m
Contracted for	77	118	101
Not contracted for	82	76	14
	159	194	115